Share Based Payments (Schedule of Outstanding Option Activity) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Share Based Payments [abstract]
Outstanding, Options at beginning of period | $	1,784,029
Exercised, options | $	(211,626)
Expired unexercised, options | $	(517,833)
Outstanding, Options, at end of period | $	1,054,570
Vested and exercisable, at end of period | $		1,054,570	1,459,779
Outstanding, options, Weighted average exercise price, beginning | $ / shares	$ 5.85
Exercised, options, Weighted average exercise price | $ / shares	6.28
Expired unexercised, Weighted average exercise price | $ / shares	4.79
Outstanding, options, Weighted average exercise price, ending | $ / shares	$ 6.28
Vested and exercisable, options, Weighted average exercise price | $ / shares		$ 6.28	$ 5.77
Number Of Stocks And Weighted Average Exercise Price [abstract]
Number of share options outstanding in share-based payment arrangement | $	1,054,570	1,054,570	1,784,029	1,784,029
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 6.28	$ 6.28	$ 5.85	$ 5.85